Rule 497(e)
                                                       Registration No. 36-84842

                             THE BEAR STEARNS FUNDS
                            Large Cap Value Portfolio
                            Small Cap Value Portfolio
                           Total Return Bond Portfolio
                              Class A and C Shares
                         Supplement dated July 22, 1997
                        to Prospectus dated July 14, 1997


Until on or about September 8, 1997, the following replaces, with respect to Small Cap Value Portfolio, "Description of the Fund - Management Policies" on page 8:

Small Cap Value Portfolio will invest, under normal conditions, substantially all of its assets in equity securities of issuers with market capitalizations of $500 million or less and identified by BSFM as value companies.




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                                                                     Rule 497(e)
                                                       Registration No. 36-84842


                             THE BEAR STEARNS FUNDS
                            Large Cap Value Portfolio
                            Small Cap Value Portfolio
                           Total Return Bond Portfolio
                                 Class Y Shares
                         Supplement dated July 22, 1997
                        to Prospectus dated July 14, 1997


Until on or about September 8, 1997, the following replaces, with respect to Small Cap Value Portfolio, "Description of the Fund - Management Policies" on page 5:

Small Cap Value Portfolio will invest, under normal conditions, substantially all of its assets in equity securities of issuers with market capitalizations of $500 million or less and identified by BSFM as value companies.